22,263-8                       Exchange Act-Forms                 1868   4-28-99

                                    FORM 13F

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                                                   OMB Number:      3235-0006
                                                   Expires:  October 31, 2000
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 12/31/99

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):

                     [ ]    is a restatement.

                     [ ]    adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:  Accel V Associates L.L.C.
Address:  428 University Avenue, Palo Alto, CA  94301___________________________
________________________________________________________________________________
________________________________________________________________________________
Form 13F File Number:  28-______________________________________________________

              The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:  G. Carter Sednaoui

Title:  Managing Member

Phone:  609 683-4500

Signature, Place, and Date of Signing:

/s/ G. Carter Sednaoui
[Signature]

Princeton, New Jersey___________________________________________________________
[City, State]

2/10/00_________________________________________________________________________
[Date]

Report Type (Check only one.):

 X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13FNOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:
         None
Form 13F Information Table Entry Total:
         12
Form 13F Information Table Value Total:
         $2,751,979 (thousands)
List of Other Included Managers:
None

                                            FORM 13F INFORMATION TABLE

                                                                                                                 Voting Authority
                                                              Value      Shares/ Sh/ Put/ Invstmt               --------------------
      Name of Issuer           Title of class CUSIP         (x$1000)     PrnAmt  Prn Call Dscretn Managers      sole   Shared   None

NORTHPOINT COMMUNICATIONS GR   COM            666610100      180,883     7536810 SH        sole              7536810
PORTAL SOFTWARE, INC.          COM            736126103    1,314,672    12779313 SH        sole             12779313
AGILE SOFTWARE, INC.           COM            00846X105      180,001      828661 SH        sole               828661
INFORMIX CORPORATION           COM            456779107       19,228     1681123 SH        sole              1681123
BROADBASE SOFTWARE, INC.       COM            11130R100       82,122      729974 SH        sole               729974
FOUNDRY NETWORKS, INC.         COM            35063R100      831,763     2757034 SH        sole              2757034
ALLAIRE CORP.                  COM            016714107          979        6752 SH        sole                 6752
INTERWOVEN, INC.               COM            45114T102      133,492     1097568 SH        sole              1097568
INTERDENT, INC.                COM            45114T102        5,559      422914 SH        sole               422914
EXCITE/ATHOME                  COM            045919107        1,213       28300 SH        sole                28300
FVC.COM, INC.                  COM            30266P100        1,825      156164 SH        sole               156164
ACTUATE CORPORATION            COM            00508B102          242        5644 SH        sole                 5644